Schedule of Deferred Policy Acquisition Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 146,333	$ 137,358	$ 141,189
Acquisition costs deferred	19,577	24,522	16,939
Amortization charged to income	(16,299)	(16,992)	(16,127)
Effect of unrealized gains and losses	6,276	1,445	(4,643)
Balance, end of year	$ 155,887	$ 146,333	$ 137,358